Postretirement Benefit and Post Employment Obligations - Summary of Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail) (Foreign Pension Plan [Member])
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assumptions used to determine benefit obligations
Rate of compensation increase		3.50%
Assumptions used to determine net periodic pension cost
Expected long-term rate of return on plan assets	3.25%
Rate of compensation increase		3.50%
Minimum [Member]
Assumptions used to determine benefit obligations
Discount rate	2.00%	3.35%
Rate of compensation increase	3.00%
Assumptions used to determine net periodic pension cost
Discount rate	3.35%	3.00%
Expected long-term rate of return on plan assets	3.25%	3.25%
Rate of compensation increase	3.00%
Maximum [Member]
Assumptions used to determine benefit obligations
Discount rate	2.35%	3.60%
Rate of compensation increase	3.50%
Assumptions used to determine net periodic pension cost
Discount rate	3.60%	3.25%
Expected long-term rate of return on plan assets	5.30%	5.30%
Rate of compensation increase	3.50%